Capital and Reserves (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of outstanding share purchase warrants
	Number Outstanding	Weighted Average Exercise Price	Fair value charged to profit or loss
		US$	US$
Balance – March 31, 2021 (Restated)	-	-	-
Issued	17,800,000	1.79	6,063,086

Balance – March 31, 2022	17,800,000	1.79	6,063,086

Schedule of fair value of the warrants
March 31, 2022

Risk-free interest rate	1.14-1.15
Expected life of warrants	5-10
Volatility	80.59%-82.59%
Weighted average fair value per warrant (US$)	0.71-1.29

Schedule of share purchase warrants outstanding
	Warrants Outstanding	Fair value at issue date	Fair value charged for current year	Exercise Price	Weighted Average Remaining Life
Expiry Date		US$	US$	US$	(years)
October 29, 2022	3,500,000	4,515,601	1,373,012	1	Less than a year
October 29, 2022	3,500,000	4,229,191	850,093	1.5	Less than a year
October 29, 2022	7,000,000	7,500,124	1,068,911	2.5	Less than a year
October 27, 2026	1,800,000	1,353,304	1,353,304	1.5	4
October 29, 2026	2,000,000	1,417,766	1,417,766	1.5	4
	17,800,000	19,015,986	6,063,086

Schedule of non controlling interests
	Taikexi	Shenzhen Guanpeng	Dacheng Liantong	Hangzhou Xu Zhihang	Metalpha	Total
	US$	US$	US$	US$	US$	US$
As of April 1, 2020 (Restated)	(505,566)	(31,664)	(10,547)	-	-	(547,777)
Net loss	(20,361)	(13,844)	(29,704)	-	-	(63,909)
As of March 31, 2021 (Restated)	(525,927)	(45,508)	(40,251)	-	-	(611,686)
Net (loss) profit	(4,837)	(3,547)	-	-	19,990	11,606
Contribution from non-controlling shareholder in a subsidiary	-	-	-	-	1,960,000	1,960,000
Acquisition of a subsidiary	-	-	-	10,459	-	10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary	-	-	40,251	-	-	40,251
As of March 31, 2022	(530,764)	(49,055)	-	10,459	1,979,990	1,410,630